Earnings / (loss) per share, details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (11,609)	$ 49,623
Weighted average number of common shares, basic	81,276,288	81,182,564
Incremental shares	0	0
Weighted average number of common shares, diluted	81,276,288	81,182,564
Earnings / (loss) per share	$ (0.14)	$ 0.61